New Accounting Policies and Future Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
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New Accounting Policies and Future Changes in Accounting Policies

3 – New Accounting Policies and Future Changes in Accounting Policies

ADOPTION OF IFRS 15: REVENUE FROM CONTRACTS WITH CUSTOMERS

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It has replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. IFRS 15 requires that revenue be recognized when control of goods or services transfers to the customer whereas under the previous standard, IAS 18, revenue was recognized when the risks or rewards of the goods or services transferred to the customer.

The Company has adopted IFRS 15 using the modified retrospective approach with the effect of initially applying this standard recognized at the date of initial application – January 1, 2018. Accordingly, the information presented for 2017 has not been restated and is presented, as previously reported, under IAS 18 and related interpretations. Because the adoption of IFRS 15 did not result in a change to the timing and measurement of the Company’s revenue, there was no impact on retained earnings at January 1, 2018.

IFRS 16: LEASES

In January 2016, the IASB issued IFRS 16 Leases, which requires lessees to recognize assets and liabilities for most leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively. The new standard is not expected to have a material impact on the Company’s consolidated financial statements and the adoption of the new standard will not give rise to any material changes to the Company’s processes, IT controls or consolidated financial statements.

IFRIC INTERPRETATION 23: UNCERTAINTY OVER INCOME TAX TREATMENTS

In June 2017, the IASB issued IFRS Interpretations Committee (“IFRIC”) Interpretation 23 Uncertainty over Income Tax Treatments, which is applied to the determination of taxable profit or loss, unused tax losses, unused tax credits, tax rates and tax bases, when there is uncertainty about income tax treatment under IAS 12 Income Taxes. IFRIC 23 becomes effective January 1, 2019 and is to be applied retrospectively. The Company’s assessment of the impact on the Company’s consolidated financial statements is ongoing, but it does currently anticipate a material impact on the consolidated financial statements.